Schedule of Reserve for Life-Contingent Contract Benefits (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 2,348,966	$ 2,140,888
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	2,023,451	1,838,458
Other immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	61,756	61,645
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	242,197	226,909
Accident and health insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	20,222	12,160
Other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 1,340	$ 1,716